Bank Owned Life Insurance	9 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Bank Owned Life Insurance
Bank Owned Life Insurance

The cash value of the life insurance policies are recorded as a separate line item in the accompanying balance sheets at $11.2 million, $10.8 million and $10.4 million at December 31, 2012, March 31, 2012 and 2011, respectively.  The insurance provides key person life insurance on certain officers of the Company.  The earnings-portion of the insurance policies grows tax deferred and helps offset the cost of the Company’s benefits programs.  The Company recorded earnings of $315,000, $420,000 and $415,000 for the growth in the cash value of life insurance during the nine months ended December 31, 2012 and the years ended March 31, 2012 and 2011, respectively.